Property and Equipment (Schedule of Estimated Amortization Expense of Software) (Details) (USD $)	Jul. 31, 2014	Apr. 30, 2014	Apr. 30, 2013
Property, Plant and Equipment [Line Items]
Intangible asset, net	$ 127,493	$ 108,882	$ 208,095
Software [Member]
Property, Plant and Equipment [Line Items]
2015	296,346	378,843
2016	394,282	377,977
2017	271,550	255,265
2018	138,515	122,230
2019	58,146	39,077
Intangible asset, net	$ 1,158,839	$ 1,173,392	$ 1,131,543